CONCENTRATION OF CREDIT RISK - Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Concentration Risk [Line Items]
Net Revenues	$ 879,692	¥ 5,739,989	¥ 3,099,698	¥ 1,922,015
Customer A | Revenues
Concentration Risk [Line Items]
Net Revenues		2,214,262	1,564,436	¥ 943,084
Customer B | Revenues
Concentration Risk [Line Items]
Net Revenues		¥ 794,685	¥ 403,287